Consolidated Balance Sheets (VIE Information)(Variable Interest Entity, Primary Beneficiary [Member]) In Thousands	Dec. 31, 2010 KRW	Dec. 31, 2010 USD ($)
ASSETS
Investments	1,535,076,000	$ 1,357,754
Loans	583,501,000	516,098
Other assets	100,297,000	88,712
Total assets	2,218,874,000	1,962,564
LIABILITIES
Other borrowed funds	47,000,000	41,571
Secured borrowings	556,925,000	492,593
Other liabilities	82,568,000	73,030
Total liabilities	686,493,000	$ 607,194